Significant Transactions Schedule of Preliminary Purchase Price Allocation (Details) (Clearwire Acquisition [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Jul. 08, 2013	Jul. 09, 2013
Clearwire Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets		$ 778
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,245
Finite-Lived Intangibles		12,870
Goodwill, Acquired During Period	433
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		25
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		1,070
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		4,288
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent		2,130
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		872
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 6,991